Fair Value Summary of Quantitative Information about Level 3 Fair Value Measurements (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 47,530.3	$ 39,254.3
Fair Value, Inputs, Level 3
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	54.8	43.4
Fair Value, Inputs, Level 3 | Third Party Pricing Exemption Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	3.1	0.3
Fair Value, Inputs, Level 3 | Total Quantitative Level Three Securities
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	51.7	43.1
Financials | Fair Value, Inputs, Level 3 | Nonredeemable preferred stocks | Internal Pricing
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 25.0
Fair value inputs, original issue price	$ 3.7
Financials | Fair Value, Inputs, Level 3 | Nonredeemable preferred stocks | Unadjusted Purchase Price
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 10.0
Fair value inputs, original issue price	$ 16.9
Financials | Fair Value, Inputs, Level 3 | Nonredeemable preferred stocks | Third Party Pricing Firm
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value		$ 27.1
Fair value inputs, recent transaction price		$ 9.0
Industrials | Fair Value, Inputs, Level 3 | Nonredeemable preferred stocks | Internal Pricing
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value		$ 10.0
Fair value inputs, original issue price		$ 4.9
Industrials | Fair Value, Inputs, Level 3 | Nonredeemable preferred stocks | Third Party Pricing Firm
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 6.9	$ 6.0
Fair value inputs, guideline public company method	$ 5.4
Fair value inputs, performance based price adjustment		$ 4.8
Industrials | Fair Value, Inputs, Level 3 | Nonredeemable preferred stocks | Guideline Public Company Method
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 9.8
Fair value inputs, guideline public company method	$ 4.8